Note 11 - Income Taxes - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Allowance for loan losses	$ 1,977	$ 2,175
Deferred compensation	335	337
Alternative minimum tax credits	0	0
Nonaccrual loan interest	56	107
Deferred loan fees	193	211
Accrued vacation expense	107	0
Accrued profit sharing	211	0
Loans fair value adjustments	218	210
Unrealized loss on securities available-for sale	10,198	0
Other	86	149
Net operating loss carryforwards	278	420
Total deferred tax assets	13,659	3,609
Federal Home Loan Bank stock dividends	363	483
Unrealized gain on securities available for sale	0	1,062
Capitalized mortgage servicing rights	499	393
Fixed asset depreciation	500	830
Acquisition intangibles	1,873	1,886
Trust preferred fair value adjustment	62	67
Other	365	195
Total deferred tax liabilities	3,662	4,916
Net deferred tax assets (liabilities)	9,997	1,307
Net deferred tax assets (liabilities)	$ (9,997)	$ (1,307)